Risk Management and Financial Instruments (Details) - Schedule of Exposure - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
USD [Member]
OPERATING
Cash and cash equivalents	$ 1,595,660		$ 1,570,813		$ 737,591
Trade accounts receivable	644,217		579,651		1,173,723
Sales orders	1,035,922	[1]	916,595	[1]	597,296
Trade accounts payable	(257,107)		(174,781)		(154,283)
Purchase orders	(84,177)		(56,710)		(61,679)
Subtotal	2,934,515		2,835,568		2,292,648
FINANCIAL
Margin cash					(269)
Advances to customers	(3,918)		(111,368)		(36,204)
Loans and financing	(256,204)		(306,798)		(1,362,474)
Subtotal	(260,122)		(418,166)		(1,398,409)
Subtotal	2,674,393		2,417,402		894,239
Total exposure	2,674,393		2,417,402		894,239
DERIVATIVES
Total derivatives	(2,895,767)		(1,955,572)		(548,241)
NET EXPOSURE	(221,374)		461,830		345,998
EUR [Member]
OPERATING
Cash and cash equivalents	47,936		68,154		40,184
Trade accounts receivable	159,539		147,839		136,478
Sales orders	83,228	[1]	73,564	[1]	41,964
Trade accounts payable	(68,210)		(74,963)		(92,271)
Purchase orders	(19,523)		(18,012)		(12,181)
Subtotal	202,970		196,582		114,174
FINANCIAL
Margin cash
Advances to customers	(1,076)		(12,621)		(856)
Loans and financing	(2,461)		(3,218)		(4,986)
Subtotal	(3,537)		(15,839)		(5,842)
Subtotal	199,433		180,743		108,332
Total exposure	199,433		180,743		397,888
DERIVATIVES
Total derivatives	(74,711)		(64,696)		(31,311)
NET EXPOSURE	124,722		116,047		366,577
GBP [Member]
OPERATING
Cash and cash equivalents	7,326		20,102		12,202
Trade accounts receivable	64,311		49,743		51,302
Sales orders	125,720	[1]	217,509	[1]	13,379
Trade accounts payable	(10,779)		(15,846)		(18,799)
Purchase orders
Subtotal	186,578		271,508		58,084
FINANCIAL
Margin cash
Advances to customers	(1,178)		(511)
Loans and financing	(12,927)
Subtotal	(14,105)		(511)
Subtotal	172,473		270,997		58,084
Total exposure	172,473		270,997		58,084
DERIVATIVES
Total derivatives	(109,489)		(155,635)		(24,969)
NET EXPOSURE	62,984		115,362		33,115
MXN [Member]
OPERATING
Cash and cash equivalents			271,503		122,588
Trade accounts receivable			134,113		126,037
Sales orders		[1]		[1]
Trade accounts payable			(267,433)		(52,346)
Purchase orders
Subtotal			138,183		196,279
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal			138,183		196,279
Total exposure			138,183		196,279
DERIVATIVES
Total derivatives					(291,377)
NET EXPOSURE			138,183		(95,098)
AUD [Member]
OPERATING
Cash and cash equivalents	134		42		7
Trade accounts receivable	472		241		86
Sales orders		[1]		[1]
Trade accounts payable	(93)		(320)		(118)
Purchase orders
Subtotal	513		(37)		(25)
FINANCIAL
Margin cash
Advances to customers
Loans and financing
Subtotal
Subtotal	513		(37)		(25)
Total exposure	513		(37)		(25)
DERIVATIVES
Total derivatives	2,100		2,846		943
NET EXPOSURE	2,613		2,809		918
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives	(177,124)		(250,788)		(103,000)
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(119,600)		(137,070)		(103,490)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(33,746)		(44,142)
Future contracts [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Future contracts [Member] | AUD [Member]
DERIVATIVES
Total derivatives
Deliverable Forwards (DF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(706,508)		(398,024)		(463,371)
Deliverable Forwards (DF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	50,482		67,303		84,013
Deliverable Forwards (DF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(21,781)		(14,369)		(5,208)
Deliverable Forwards (DF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives					(291,377)
Deliverable Forwards (DF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives	2,100		2,846		943
Non-Deliverable Forwards (NDF’s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(2,012,135)		(1,306,760)		3,029
Non-Deliverable Forwards (NDF’s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(5,593)		5,071		(11,834)
Non-Deliverable Forwards (NDF’s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(53,962)		(97,124)		(19,761)
Non-Deliverable Forwards (NDF’s) [Member] | MXN [Member]
DERIVATIVES
Total derivatives
Non-Deliverable Forwards (NDF’s) [Member] | AUD [Member]
DERIVATIVES
Total derivatives

[1]	Sales orders, although not recorded in the Statement of Financial Position, are part of the Company’s risk analysis and foreign exchange exposure for the purpose of contracting protection derivatives.